Payments, by Government - 12 months ended Sep. 30, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 28,970	$ 5,100	$ 34,070
UNITED STATES | U.S. Federal Government [Member]
Total	9,446		9,446
BRAZIL | Government Of Brazil [Member]
Total	198		198
CANADA | Government of Canada [Member]
Total	17,261		17,261
CANADA | Government of Ontario [Member]
Total	407	4,982	5,389
CANADA | Government of Saskatchewan [Member]
Total		$ 118	118
CANADA | Government of Quebec [Member]
Total	1,001		1,001
CANADA | Rural Municipality of Round Valley No. 410 [Member]
Total	101		101
CANADA | Town of Goderich [Member]
Total	307		307
UNITED KINGDOM | Government of the United Kingdom [Member]
Total	(205)		(205)
UNITED KINGDOM | Cheshire [Member]
Total	$ 454		$ 454